Guarantees, commitments and risks - Capital investment and capital expenditure commitments (Details) € in Millions	Dec. 31, 2019 EUR (€)
Guarantees, commitments and risks
Committed projects	€ 16,448
within 1 year
Guarantees, commitments and risks
Committed projects	5,570
Later than one year and not later than two years
Guarantees, commitments and risks
Committed projects	4,054
Later than two years and not later than three years
Guarantees, commitments and risks
Committed projects	2,611
Later than three years and not later than four years
Guarantees, commitments and risks
Committed projects	1,544
Later than four years
Guarantees, commitments and risks
Committed projects	2,669
Not later than four years
Guarantees, commitments and risks
Expected capital investment and capital expenditure	€ 31,500